UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-10103

Satuit Capital Management Trust

(Exact name of registrant as specified in charter)

238 Public Square  Suite 200,  Franklin, TN   37064

(Address of principal executive offices)   (Zip code)

Thomas R. Westle

Blank Rome LLP

The Chrysler Building

405 Lexington Avenue

New York, New York 10174

                 (Name and address of agent for service)

Registrant's telephone number, including area code:   (615) 790-8888

Date of fiscal year end:

October 31

Date of reporting period: October 31, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940, as amended, (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.

REPORTS TO STOCKHOLDERS.

ANNUAL REPORT

SATUIT CAPITAL MANAGEMENT TRUST

Satuit Capital U.S. Emerging Companies Fund

Class A Shares (SATMX)

Class C Shares (SACMX)

Satuit Capital U.S. Small Cap Fund

Class A Shares (SATSX)

Class C Shares (SACSX)

Satuit Capital U.S. SMID Cap Fund

Class A Shares (SATDX)

Class C Shares (SACDX)

OCTOBER 31, 2015

SATUIT CAPITAL MANAGEMENT TRUST

SHAREHOLDER LETTER

OCTOBER 31, 2015 (UNAUDITED)

2015 Letter to Shareholders and 2016 Market Outlook

Performance Review: The Satuit Funds SATMX, SATSX, SATDX

15 years and counting! Our U.S. Emerging Companies Fund, SATMX celebrates 15 years on December 12, 2015.  What a great experience this has been.  Sure, we’ve had ups and downs and the last few years have been tough but we are proud of delivering to our investors a consistent investment philosophy, a disciplined investment process and insightful investment analysis that provides a risk controlled way to invest in the U.S. emerging company space.  We look forward to providing the same profile of long term returns to our investors over the next 15 years.

It is an exciting time for us at Satuit.  Our annual letter to shareholders addresses three strategies; our flagship Satuit Capital U.S Emerging Companies Fund (SATMX), Satuit Capital U.S. Small Cap Fund (SATSX), and the Satuit Capital U.S. SMID Cap Fund (SATDX).Launched in April of 2013 SATSX focuses on those companies with market capitalizations of the Russell 2000 index.  SATDX focuses on those companies with market capitalizations of the Russell 2500 Index. The investment philosophy and process of SATSX and SATDX are the same as SATMX; earnings growth ultimately drives stock prices. Our investment process focuses on the drivers of earnings growth; revenue, margin, balance sheet strength and cash flow. Over the last fourteen years managing SATMX, we believe we have developed a product and a brand in the Satuit name that symbolizes consistency, discipline and insight reflective of our investment process and philosophy.  The long term returns of SATMX are reflective of our philosophy and process.  We bring that same philosophy and process to SATSX and SATDX.  We hope that you will take a closer look at SATMX and SATDX and consider them for your investment portfolio.

The Satuit U.S Emerging Companies Fund Class A (SATMX) struggled during the 2015 fiscal year ending October 31, 2015 returning -3.68% for the year.  Our comparable index, Russell MicroCap Growth Index, returned 4.24%.  However our longer term returns show that our investment process and philosophy add value to our shareholders.  Since inception 12/12/2000, SATMX has returned 11.38% annualized versus the Russell MicroCap Growth annualized return of 5.78%.

A closer look at SATMX returns illustrates a more consistent long term positive investment return over our benchmarks.  SATMX ten year annualized and return since inception are still substantially above the benchmark. Over the last ten years, SATMX has returned 7.26% versus 6.48% for the Russell MicroCap Growth Index.  The long term returns are the result of the consistent application of our investment philosophy, the disciplined application of our investment process and the insight we achieve through our fundamental research.

Looking closer at the contributions to returns during the year we find positive contributions from Financials and the Health Care sectors. Our Financials holdings did exceptionally well this year adding a little over 1.5% of contribution return led by Community Banker (EXSB), Customers Bancorp (CUBI) and Triumph (TBK). All three companies are holdings of the strategy.

SATUIT CAPITAL MANAGEMENT TRUST

SHAREHOLDER LETTER (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

While adding approximately 1% of contribution return, the Health Care sector continues to be a difficult space to invest in, especially the U.S. emerging company space. We focus on fundamentals making the investible universe limited.  Most companies in this sector do not have revenues, not to mention positive earnings. Further, the weight of the Health Care sector in the index (over 40%) far exceeds any prudent investors’ allocation to one specific sector. The weight of the sector in the index has resulted in an almost 70% contribution to return by the sector to the Index. Because of those two dynamics (lack of fundamentals and a sector weight far exceeding what we consider to be prudent) performance has suffered. Fortunately, we see this dynamic reversing itself in the near term.  Having said that, we do find companies in the sector that have the fundamental profile we look for.  Several top performers in the Health Care sector include Cambrex Corp (CBM), Horizon Pharmaceuticals (HZNP) and Lemaitre Vascular (LMAT) were standouts in the year. Lemaitre Vascular is still a holding.  In April 2015, due to issues surrounding generic drug pricing, we exited Horizon.  We watched as Horizon continued its march higher however we are reminded of J.P. Morgan’s comments on how to get wealthy (sell early). We also exited Cambrex at the end of July 2015 as it became too large (in market capitalization) for U.S. Emerging Companies.  It is, however, a favorite holding in our U.S. Small Cap Fund, SATSX.

During FY 2015, U.S. Small Cap Class ASATSX returned 5.52% besting its benchmark Russell 2000 Growth return of 3.53%. Since its inception 4/1/2013, SATSX has annualized returns of 16.59% versus 11.85% for the Russell 2000 Growth. We are extremely excited about the performance of the fund and that we will be celebrating its three year track record on April 1st, 2016.

Our holdings in the Health Care Sector and the Industrial Sector contributed the most to returns.  Health Care Sector holdings added almost 4% of contribution return.  Said another way, of the 5.52% return of the fund for the year, our Health Care holdings added 72% of that return.  Several standouts on the sector included Anacor Pharmaceuticals(ANAC), Cambrex Corp (CBM) and Receptos.  Anacor is still a holding as is Cambrex.  Receptos was purchased by Celgene.

PGT Inc (PGTI) and John Bean Technologies (JBT) were two standouts in the Industrial Sector for the fund in 2015. The Industrial Sector added 1.04% of contribution return to performance, a very solid performance.  We exited PGTI as we became cautious of the implementation of an ERP system and the effects that it seemed to be having on gross margins.  We will become more constructive when we feel there is visibility to those issues.  We exited John Bean Technologies as we felt the valuation had been fully reached.

U.S. SMID Cap Class A returned 2.32% for the fiscal year underperforming the return of its’ benchmark Russell 2500 Growth return of 4.15%. Since its inception 4/1/2013, SATDX though continues to best the benchmark with a 17.29% annualized return versus the 12.56% return of the benchmark. We are extremely excited about the performance of the fund and that we will be celebrating its three year track record on April 1st, 2016.

Health Care led the way in 2015. Our Health Care Sector holdings gained 6.74% versus the benchmark holdings return of 10%. However, throughout the year, the fund was slightly overweight Health Care versus the index.  That overweight helped add 41 basis points of positive contribution return. Pharmacyclics, Omnicare (OCR) and Sirona Dental were top

SATUIT CAPITAL MANAGEMENT TRUST

SHAREHOLDER LETTER (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

contributors in the fund. In the beginning of April 2015, Pharmacyclics was purchased by AbbVie.  At the end of July 2015, CVS bought Omnicare. Sirona Dental is still a holding.

Detracting from performance was Technology. During the year we had been slightly underweight the benchmark weight.  Our Technology holdings returned a scant 3.10% versus the index Technology Sector returns of 10.66%.  That caused a 1.46% negative contribution return to the fund.  Having said that, we did have several Technology holdings that performed well during the year including Ambarella (AMBA) and Maxim Integrated Products (MXIM). Ambarella had issues with its client GoPro and some overall inventory issues.  We exited the position the middle of May 2015 with a tidy profit.  We did watch as the stock moved higher during the summer before it started to rollover.  We’ve been waiting for the stock to rebound before initiating another position in the SMID Cap fund however we did take the opportunity of the price drop (and market cap decline) to add it into our U.S. Small Cap strategy.  As fundamentals continue to improve and the stock moves higher, we will consider it again for U.S. SMID Cap. MXIM is still a holding in U.S. SMID Cap.

As we look into 2016, four themes emerge cementing our belief that the secular bull market in equities will continue its next leg higher.  These four themes are: early innings of the next U.S. economic expansion, low interest rates, stable employment growth and equity valuations that are attractive.  Taken by themselves each is enough to drive equities higher but in combination, these four drivers provide a powerful catalyst to drive U.S. equities higher.  At Satuit we will continue to invest in those companies that have the best fundamental characteristics to take advantage of these drivers.

We are now entering our fifteenth year of operations of the Satuit Capital U.S Emerging Companies Fund.  Alongside our flagship fund, Satuit Capital U.S Emerging Companies (SATMX), we are excited to offer investors the Satuit Capital U.S Small Cap (SATSX) and Satuit Capital U.S SMID Cap (SATDX.)  As we enter what we consider to be the next U.S domestic economic expansion and the new U.S. secular bull market, we are excited about the prospects for our shareholders in all three funds.  Reviewing the last expansionary economic cycle, November of 2001 through November of 2007, investors will find that the SATMX was one of the best performing small cap growth strategies.  As we move into the next expansionary cycle, we are confident that the consistency, discipline and insight that surround our investment philosophy and process will once again produce superior investment returns for our shareholders in SATMX, SATSX and SATDX.

Sincerely,

Robert J. Sullivan

Chief  Investment Officer

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

CLASS A

PERFORMANCE ILLUSTRATION

OCTOBER 31, 2015 (UNAUDITED)

Average Annual Total Return					Since	Dollar
For the Periods Ended October 31, 2015	1 Year	3 Year	5 Year	10 Year	Inception	Value

Satuit Capital U.S. Emerging Companies Fund - Class A (without load)	-3.68%	9.01%	7.54%	7.26%	11.38%	$49,698
Satuit Capital U.S. Emerging Companies Fund - Class A (with load) **	-9.22%	6.88%	6.27%	6.62%	10.93%	$46,841
S&P 500 Index	5.20%	16.20%	14.33%	7.85%	4.87%	$20,299
Russell 2000 Index	0.34%	13.90%	12.06%	7.47%	7.39%	$28,901
Russell Microcap Index	0.82%	14.50%	12.30%	5.76%	8.07%	$31,749
Russell Microcap Growth Index	4.24%	16.51%	13.25%	6.48%	5.78%	$23,090

Cumulative Performance Comparison $10,000 Investment Since Inception*

* Commencement of operations was December 12, 2000.

** Class A shares offering price includes a maximum 5.75% sales charge (load).

Due to the market capitalization and the fundamental characteristics of the companies that the U.S. Emerging Companies Fund invests in, the Advisor has determined that the most appropriate benchmarks for the Fund are the Russell Micro Cap and the Russell Micro Cap Growth indexes.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 reflect all dividends reinvested but do no reflect any deductions for fees, expenses or taxes.  Investors cannot invest directly in an index.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap.

The Russell Microcap® Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes Russell Microcap companies that are considered more growth oriented relative to the overall market as defined by Russell's leading style methodology.

Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption. Returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

CLASS C

PERFORMANCE ILLUSTRATION

OCTOBER 31, 2015 (UNAUDITED)

Total Return	Since Inception	Dollar Value
For the Periods Ended October 31, 2015

Satuit Capital U.S. Emerging Companies Fund - Class C	-10.97%	$8,903
S&P 500 Index	0.76%	$10,076
Russell 2000 Index	-7.14%	$9,286
Russell Microcap Index	-9.09%	$9,091
Russell Microcap Growth Index	-11.93%	$8,807

Cumulative Performance Comparison $10,000 Investment Since Inception*

* Commencement of operations was July 2, 2015.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices. The figures for the S&P 500 reflect all dividends reinvested but do no reflect any deductions for fees, expenses or taxes.  Investors cannot invest directly in an index.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Russell Microcap® Index measures the performance of the microcap segment of the U.S. equity market. Microcap stocks make up less than 3% of the U.S. equity market (by market cap) and consist of the smallest 1,000 securities in the small-cap Russell 2000® Index, plus the next 1,000 smallest eligible securities by market cap.

The Russell Microcap® Growth Index measures the performance of the microcap growth segment of the U.S. equity market. It includes Russell Microcap companies that are considered more growth oriented relative to the overall market as defined by Russell's leading style methodology.

Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption. Returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

SATUIT CAPITAL U.S. SMALL CAP FUND

CLASS A

PERFORMANCE ILLUSTRATION

OCTOBER 31, 2015 (UNAUDITED)

Average Annual Total Return
For the Periods Ended October 31, 2015	1 Year	Since Inception	Dollar Value

Satuit Capital U.S. Small Cap Fund - Class A (without load)	5.52%	16.59%	$14,863
Satuit Capital U.S. Small Cap Fund - Class A (with load) **	-0.55%	13.94%	$14,008
Russell 2000 Index	0.33%	9.45%	$12,626
Russell 2000 Growth Index	3.53%	11.85%	$13,355

Cumulative Performance Comparison $10,000 Investment Since Inception*

* Commencement of operations was April 1, 2013.

** Class A shares offering price includes a maximum 5.75% sales charge (load).

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption. Returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

SATUIT CAPITAL U.S. SMALL CAP FUND

CLASS C

PERFORMANCE ILLUSTRATION

OCTOBER 31, 2015 (UNAUDITED)

Total Return
For the Periods Ended October 31, 2015	Since Inception	Dollar Value

Satuit Capital U.S. Small Cap Fund - Class C	-10.81%	$8,919
Russell 2000 Index	-7.14%	$9,286
Russell 2000 Growth Index	-8.27%	$9,173

Cumulative Performance Comparison $10,000 Investment Since Inception*

* Commencement of operations was July 2, 2015.

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000® Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2000 of the smallest securities based on a combination of their market cap and current index membership.

The Russell 2000 Growth Index measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values.

Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption. Returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

SATUIT CAPITAL U.S. SMID CAP FUND

CLASS A

PERFORMANCE ILLUSTRATION

OCTOBER 31, 2015 (UNAUDITED)

Average Annual Total Return
For the Periods Ended October 31, 2015	1 Year	Since Inception	Dollar Value

Satuit Capital U.S. SMID Cap Fund - Class A (without load)	2.32%	17.29%	$15,095
Satuit Capital U.S. SMID Cap Fund - Class A (with load) **	-3.56%	14.63%	$14,227
Russell 2500 Index	1.50%	10.31%	$12,884
Russell 2500 Growth Index	4.15%	12.56%	$13,573

Cumulative Performance Comparison $10,000 Investment Since Inception*

* Commencement of operations was April 1, 2013.

** Class A shares offering price includes a maximum 5.75% sales charge (load).

The Russell 2500 Index is composed of the smallest 2500 securities in the Russell 3000® Index. The Russell 2500 is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment of the U.S. equity universe.

The Russell 2500™ Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher growth earning potential as defined by Russell's leading style methodology.

Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption. Returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

SATUIT CAPITAL U.S. SMID CAP FUND

CLASS C

PERFORMANCE ILLUSTRATION

OCTOBER 31, 2015 (UNAUDITED)

Total Return
For the Periods Ended October 31, 2015	Since Inception	Dollar Value

Satuit Capital U.S. SMID Cap Fund - Class C	-9.87%	$9,013
Russell 2500 Index	-5.59%	$9,441
Russell 2500 Growth Index	-6.71%	$9,329

Cumulative Performance Comparison $10,000 Investment Since Inception*

* Commencement of operations was July 2, 2015.

The Russell 2500 Index is composed of the smallest 2500 securities in the Russell 3000® Index. The Russell 2500 is constructed to provide a comprehensive and unbiased barometer for the small to mid-cap segment of the U.S. equity universe.

The Russell 2500™ Growth Index measures the performance of the small to mid-cap growth segment of the U.S. equity universe. It includes those Russell 2500 companies with higher growth earning potential as defined by Russell's leading style methodology.

Past performance is not predictive of future performance.  The value of shares will fluctuate and will be worth more or less than their original cost at the time of redemption. Returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Industrials
14.58%
Technology
19.55%
Basic Materials
4.18%
Communication
Services
1.86%
Healthcare
24.99%
Consumer Cyclical
20.95%
Financial Services
13.37%
Energy
0.52%

Sectors are categorized using Morningstar® classifications.

SATUIT CAPITAL U.S. SMALL CAP FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
3.58%
Communication
Services
3.58%
Consumer Cyclical
18.22%
Consumer Defensive
1.02%
Energy
3.89%
Financial Services
10.24%
Healthcare
22.53%
Industrials
13.81%
Technology
23.13%

Sectors are categorized using Morningstar® classifications.

SATUIT CAPITAL U.S. SMID CAP FUND

PORTFOLIO ILLUSTRATION

OCTOBER 31, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the portfolio of investments.

Basic Materials
5.15%
Communication
Services
1.09%
Technology
22.55%
Consumer Cyclical
24.44%
Industrials
14.12%
Consumer Defensive
2.22%
Energy
1.63%
Financial Services
3.04%
Healthcare
25.76%

Sectors are categorized using Morningstar® classifications.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2015

Shares		Value

COMMON STOCKS - 96.71%

Apparel & Other Finished Products of Fabrics & Similar Material - 1.03%
68,660	Sequential Brands Group, Inc. *	$ 858,937

Arrangement of Transportation of Freight and Cargo - 0.98%
21,100	Echo Global Logistics, Inc. *	501,969
81,000	Radiant Logistics, Inc. *	321,570
		823,539
Auto Components - 4.30%
70,100	Fox Factory Holding Corp. *	1,244,275
23,730	Gentherm, Inc. *	1,166,567
93,000	Stoneridge, Inc. *	1,180,170
		3,591,012
Carpets and Rugs - 0.87%
111,066	The Dixie Group, Inc. *	729,704

Computer Peripheral Equipment - 1.33%
98,310	Ruckus Wireless, Inc. *	1,108,937

Crude Petroleum & Natural Gas - 0.51%
40,800	Ring Energy, Inc. *	423,912

Electrical Equipment - 1.52%
118,630	LSI Industries, Inc.	1,274,086

Electric Lighting & Wiring Equipment - 0.36%
18,500	Energy Focus, Inc. *	299,700

Electromedical & Electrotherapeutic Apparatus - 1.45%
26,620	Natus Medical, Inc. *	1,212,009

Electronic Computers - 1.39%
41,080	Super Micro Computer, Inc. *	1,158,867

Fire, Marine & Casualty Insurance - 1.54%
23,490	Amerisafe, Inc.	1,285,608

Glass, Glassware, Pressed or Blown - 1.26%
31,380	Libbey, Inc.	1,055,623

* Non-income producing securities during the year.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2015

Shares		Value

Glass Products, Made of Purchased Glass - 1.29%
21,690	Apogee Enterprises, Inc.	$ 1,074,306

Laboratory Analytical Instruments - 1.41%
307,750	pSivida Corp. *	1,181,760

Lumber & Wood Products - 0.48%
21,300	Koppers Holdings, Inc.	403,848

Medicinal Chemicals & Botanical Products - 0.59%
53,000	Enzymotec Ltd. (Israel) *	493,430

Metal Doors, Sash, Frames, Molding & Trim - 1.18%
82,000	PGT, Inc. *	988,920

Metal Forgings & Stampings - 1.27%
30,760	Park-Ohio Holdings Corp.	1,061,220

Miscellaneous Food Preparations & Kindred Products - 1.04%
100,300	Inventure Foods, Inc. *	868,598

Optical Instruments & Lenses - 1.23%
99,550	Nova Measuring Instruments, Ltd. (Israel) *	1,024,369

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 1.13%
22,140	Inogen, Inc. *	946,264

Patent Owners & Lessors - 0.61%
71,600	Xcel Brands, Inc. *	510,508

Pharmaceutical Preparations - 4.43%
21,900	BioSpecifics Technologies Corp. *	1,279,179
34,500	Dipexium Pharmaceuticals, Inc. *	407,790
102,000	Progenics Pharmaceuticals, Inc. *	748,680
11,100	Concert Pharmaceuticals, Inc. *	252,081
46,900	Otonomy, Inc. *	1,014,916
		3,702,646
Radio & TV Broadcasting & Communications Equipment - 1.51%
66,430	CalAmp Corp. *	1,259,513

Railroads, Line-Haul Operating & Equipment - 1.04%
54,700	Providence & Worcester Railroad Co.	869,730

* Non-income producing securities during the year.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2015

Shares		Value

Retail-Eating Places - 5.79%
26,090	Chuy's Holdings, Inc. *	$ 709,909
303,000	Diversified Restaurant Holdings, Inc. *	905,970
20,500	Habit Restaurants, Inc. Class A *	489,540
61,200	Kona Grill, Inc. *	841,500
76,000	Papa Murphy's Holdings, Inc. *	1,049,560
54,140	Ruth's Hospitality Group, Inc.	839,711
		4,836,190
Retail-Furniture Stores - 0.77%
27,400	Haverty Furniture Co., Inc.	641,434

Retail-Hobby, Toy & Game Shops - 0.84%
45,200	Build-A-Bear Workshop, Inc. *	703,312

Retail-Internet & Catalog - 0.37%
31,300	1-800-Flowers.com, Inc. Class A *	310,809

Retail-Miscellaneous Retail - 1.26%
124,000	Zagg, Inc. *	1,051,520

Retail-Miscellaneous Shopping Goods Stores - 0.46%
36,000	Sportsman's Warehouse Holdings, Inc. *	387,360

Retail-Retail Stores- 1.76%
35,200	Kirkland's, Inc.	809,248
54,200	Titan Machinery, Inc. *	662,866
		1,472,114
Savings Institution, Federally Chartered - 1.45%
198,600	Atlantic Coast Financial Corp. *	1,215,432

Semiconductors & Related Devices - 5.96%
57,850	Alliance Fiber Optic Products, Inc.	787,339
52,000	Applied Optoelectronics, Inc. *	1,072,240
68,500	Photronics, Inc. *	656,915
48,340	Silicon Motion Technology Corp. ADR	1,536,729
117,048	SuperCom Ltd. (Israel) *	925,850
		4,979,073
Services-Business Services - 3.88%
235,948	Lionbridge Technologies, Inc. *	1,271,760
59,220	Radware, Ltd. (Israel) *	882,970
44,650	Reis, Inc.	1,086,781
		3,241,511

* Non-income producing securities during the year.

ADR - American depositary receipt.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2015

Shares		Value

Services-Computer Integrated Systems Design - 1.04%
119,000	Datalink Corp. *	$ 868,700

Services-Computer Programming Services - 0.30%
23,900	PDF Solutions, Inc. *	252,384

Services-Health Services - 1.52%
25,900	US Physical Therapy, Inc.	1,270,654

Services-Home Health Care Services - 2.55%
38,390	Addus HomeCare Corp. *	958,982
45,580	Civitas Solutions, Inc. *	1,172,773
		2,131,755
Services-Medical Laboratories - 1.01%
130,450	Cancer Genetics, Inc. *	847,925

Services-Prepackaged Software - 4.69%
40,200	Attunity, Ltd. (Israel) *	504,309
106,000	inContact, Inc. *	943,400
124,610	IntraLinks Holdings, Inc. *	1,090,338
13,100	Rapid7, Inc. *	269,336
140,000	Upland Software, Inc. *	1,113,000
		3,920,383
Services-Testing Laboratories - 1.48%
175,490	Neogenomics, Inc. *	1,237,204

Ship & Boat Building & Repair - 1.07%
63,010	Malibu Boats, Inc. Class A *	895,372

Short-Term Business Credit Institutions - 1.34%
27,460	Encore Capital Group, Inc. *	1,117,622

Special Industry Machinery (No Metalworking Machinery) - 2.99%
9,650	John Bean Technologies Corp.	432,899
24,920	Kadant, Inc.	1,024,710
55,500	Columbus McKinnon Corp.	1,037,295
		2,494,904
State Commercial Banks - 8.60%
217,800	Community Bankers Trust Corp. *	1,145,628
45,920	Customers Bancorp, Inc. *	1,262,800
92,950	Green Bancorp, Inc. *	1,138,637

* Non-income producing securities during the year.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2015

Shares		Value

State Commercial Banks - (Continued)
45,670	Hanmi Financial Corp.	$ 1,164,585
90,330	Monarch Financial Holding, Inc.	1,178,806
77,500	Triumph Bancorp, Inc. *	1,293,475
		7,183,931
Surgical & Medical Instruments & Apparatus - 8.59%
75,150	BioTelemetry, Inc. *	978,453
41,060	IRadimed Corp. *	1,088,090
75,430	Invuity, Inc. *	1,013,025
50,900	K2M Group Holdings, Inc. *	928,925
86,040	Lemaitre Vascular, Inc.	1,146,053
47,580	SurModics, Inc. *	1,014,881
31,420	Vascular Solutions, Inc. *	1,009,210
		7,178,637
Telephone Communications (No Radio Telephone) - 1.79%
140,570	8x8, Inc. *	1,498,476

Television Broadcasting Stations - 0.30%
15,900	Gray Television, Inc. *	252,651

Trucking (No Local) - 2.06%
25,200	Celadon Group, Inc.	364,896
20,100	Covenant Transport Group, Inc. Class A *	387,930
58,930	Marten Transport Ltd.	965,863
		1,718,689
Wholesale-Lumber & Other Construction Materials - 1.09%
109,000	Aspen Aerogels, Inc. *	912,330

TOTAL FOR COMMON STOCKS (Cost $75,339,785) - 96.71%		80,827,418

TOTAL INVESTMENTS (Cost $75,339,785) - 96.71%		80,827,418

OTHER ASSETS IN EXCESS OF LIABILITIES - 3.29%		2,746,322

NET ASSETS - 100.00%		$ 83,573,740

* Non-income producing securities during the year.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. SMALL CAP FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2015

Shares		Value

COMMON STOCKS - 91.26%

Carpets & Rugs - 0.81%
475	Interface, Inc.	$ 9,286

Crude Petroleum & Natural Gas - 0.94%
970	Synergy Resources Corp. *	10,854

Electrical Industrial Apparatus - 1.54%
830	HollySys Automation Technologies, Ltd. (China)	17,754

Electromedical & Electrotherapeutic Apparatus - 2.39%
300	Masimo, Inc. *	11,904
344	Natus Medical, Inc. *	15,662
		27,566
Electronic Computers - 1.24%
506	Super Micro Computer, Inc. *	14,274

Footwear (No Rubber) - 0.88%
290	Steven Madden, Ltd. *	10,107

Glass, Glassware, Pressed or Blown - 0.97%
331	Libbey, Inc.	11,135

Glass Product, Made of Purchased Glass - 1.06%
247	Apogee Enterprises, Inc.	12,234

Investment Advice - 2.59%
316	Evercore Partners, Inc. Class A	17,064
845	OM Asset Management, Plc. (United Kingdom)	12,827
		29,891
Men's & Boy's Furnishings, Work Clothing, & Allied Garments - 1.01%
160	Oxford Industries, Inc.	11,651

Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 1.17%
640	Summit Materials, Inc. Class A *	13,478

Miscellaneous Chemical Products - 1.02%
650	Flotek Industries, Inc. *	11,765

Miscellaneous Furniture & Fixtures - 0.92%
458	Knoll, Inc.	10,644

* Non-income producing securities during the year.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2015

Shares		Value

Motor Vehicles & Passenger Car Bodies - 1.58%
1,207	Federal Signal Corp.	$ 18,177

Motor Vehicle Parts & Accessories - 2.36%
180	Drew Industries, Inc.	10,769
335	Gentherm, Inc. *	16,469
		27,238
Natural Gas Distribution - 1.59%
370	Cheniere Energy, Inc. *	18,322

Office Furniture (No Wood) - 0.93%
550	Steelcase, Inc. Class A	10,676

Operative Builders - 2.46%
845	Century Communities, Inc. *	16,123
535	M/I Homes, Inc. *	12,278
		28,401
Ordnance & Accessories (No Vehicle/Guided Missiles) - 1.03%
665	Smith & Wesson Holding Corp. *	11,877

Patent Owners & Lessors - 1.13%
256	InterDigital, Inc.	12,989

Pharmaceutical Preparations - 4.89%
139	Anacor Pharmaceuticals, Inc. *	15,625
369	Cambrex Corp. *	16,963
185	Eagle Pharmaceuticals, Inc. *	11,786
360	Phibro Animal Health Corp. Class A	12,010
		56,384
Plastic Material, Synth Resin/Rubber, Cellulos (No Glass) - 1.04%
375	Chemtura Corp. *	11,978

Real Estate - 1.15%
933	Ladder Capital Corp. Class A	13,305

Refrigeration & Service Industry Machinery - 2.94%
210	Standex International Corp	18,841
260	Tennant Co.	15,059
		33,900
Retail-Catalog & Mail-Order Houses - 0.92%
460	Nutri System, Inc.	10,640

* Non-income producing securities during the year.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2015

Shares		Value

Retail-Eating Places - 3.35%
348	Fiesta Restaurant Group, Inc. *	$ 12,305
193	Jack in the Box, Inc.	14,384
160	Red Robin Gourmet Burgers, Inc. *	11,982
		38,671
Retail-Grocery Stores - 0.93%
450	Natural Grocers by Vitamin Cottage, Inc. *	10,778

Retail-Home Furniture, Furnishings & Equipment Stores - 0.92%
730	Tile Shop Holdings, Inc. *	10,592

Retail-Shoe Stores - 1.06%
195	Genesco, Inc. *	12,217

Retail-Women's Clothing Stores - 0.90%
750	Chico's FAS, Inc.	10,365

Savings Institution, Federally Chartered - 0.90%
130	BofI Holding, Inc. *	10,401

Security & Commodity Brokers, Dealers, Exchanges & Services - 1.40%
1,864	BGC Partners, Inc. Class A	16,124

Semiconductors & Related Devices - 9.99%
290	Ambarella, Inc. *	14,338
1,544	Atmel Corp.	11,734
605	Integrated Device Technology, Inc. *	15,428
485	Microsemi Corp. *	17,465
280	Power Integrations, Inc.	14,171
335	Silicon Laboratories, Inc. *	16,740
458	Silicon Motion Technology Corp. ADR	14,560
580	SolarEdge Technologies, Inc. (Israel) *	10,724
		115,160
Services-Computer Integrated Systems Design - 0.96%
400	Ebix, Inc.	11,092

Services-Computer Programming Services - 2.10%
130	Synaptics, Inc. *	11,062
375	Synchronoss Technologies, Inc. *	13,193
		24,255

* Non-income producing securities during the year.

ADR - American depositary receipt.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2015

Shares		Value

Services-Health Services - 1.80%
424	US Physical Therapy, Inc.	$ 20,801

Services-Hospitals - 0.98%
175	Adeptus Health, Inc. Class A *	11,356

Services-Miscellaneous Health & Allied Services, Nec - 1.00%
180	ICON Plc. (Ireland) *	11,497

Services-Offices & Clinics of Doctors of Medicine - 1.31%
215	AmSurg Corp. *	15,069

Services-Prepackaged Software - 5.65%
482	AVG Technologies N.V. (Netherlands) *	11,423
245	CyberArk Software, Ltd. (Israel) *	12,162
245	Fleetmatics Group, Inc. (Ireland) *	13,637
1,772	IntraLinks Holdings, Inc. *	15,505
290	Medidata Solutions, Inc. *	12,470
		65,197
Special Industry Machinery (No Metalworking Machinery) - 1.20%
309	John Bean Technologies Corp.	13,862

State Commercial Banks - 3.29%
754	Customers Bancorp, Inc. *	20,735
464	First NBC Bank Holding Co. *	17,256
		37,991
Surgical & Medical Instruments & Apparatus - 7.16%
272	Cantel Medical Corp.	16,124
680	Globus Medical, Inc. Class A *	15,198
225	Hill-Rom Holdings, Inc.	11,855
110	Icu Medical, Inc. *	12,097
1,000	Invuity, Inc. *	13,430
580	Mindray Medical International, Ltd. ADR	13,908
		82,612
Telegraph & Other Message Communications - 1.17%
174	j2 Global, Inc.	13,494

Telephone Communications (No Radio Telephone) - 2.14%
1,100	8x8, Inc. *	11,726
2,130	Vonage Holdings Corp. *	12,929
		24,655

* Non-income producing securities during the year.

ADR - American depositary receipt.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. SMALL CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2015

Shares		Value

Trucking (No Local) - 2.46%
797	Marten Transport Ltd.	$ 13,063
580	Werner Enterprises, Inc.	15,347
		28,410
Wholesale-Medical, Dental, Hospital Equipment & Supplies - 1.03%
330	Owens & Minor, Inc.	11,830

Women's, Misses', Children's & Infants' Undergarments - 1.00%
545	Guess, Inc.	11,472

TOTAL FOR COMMON STOCKS (Cost $1,057,155) - 91.26%		1,052,427

TOTAL INVESTMENTS (Cost $1,057,155) - 91.26%		1,052,427

OTHER ASSETS IN EXCESS OF LIABILITIES - 8.74%		100,764

NET ASSETS - 100.00%		$ 1,153,191

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. SMID CAP FUND

SCHEDULE OF INVESTMENTS

OCTOBER 31, 2015

Shares		Value

COMMON STOCKS - 86.65%

Apparel & Other Finished Products of Fabrics & Similar Material - 1.93%
180	Carter's, Inc.	$ 16,358
320	G-III Apparel Group, Ltd. *	17,629
		33,987
Biological Products (No Diagnostic Substances) - 1.65%
330	Bio-Techne Corp.	29,106

Calculating & Accounting Machines (No Electronic Computers) - 2.86%
850	NCR Corp. *	22,610
925	Verifone Holdings, Inc. *	27,879
		50,489
Dairy Products - 0.95%
410	The WhiteWave Foods Co. Class A *	16,802

Dental Equipment & Supplies - 1.36%
220	Siro Dental System, Inc. *	24,009

Electric Lighting & Wiring Equipment - 2.17%
175	Acuity Brands, Inc.	38,255

Engines & Turbines - 1.05%
345	Brunswick Corp.	18,564

Fabricated Rubber Products, Nec - 1.28%
260	Carlisle Companies, Inc.	22,620

Gen Building Contractors - Residential Buildings - 0.99%
335	Fortune Brands Home & Security, Inc.	17,531

Hazardous Waste Management - 1.40%
530	Clean Harbors, Inc. *	24,640

Hospital & Medical Service Plans - 3.87%
305	Centene Corp. *	18,141
360	Molina Healthcare, Inc. *	22,320
315	Wellcare Health Plans, Inc. *	27,909
		68,370

* Non-income producing securities during the year.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. SMID CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2015

Shares		Value

Investment Advice - 2.63%
765	Federated Investors, Inc. Class B	$ 23,508
495	Lazard Ltd. Class A (Bermuda)	22,928
		46,436
Mining, Quarrying of Nonmetallic Minerals (No Fuels) - 3.06%
180	Martin Marietta Materials, Inc.	27,927
270	Vulcan Materials Co.	26,077
		54,004
Motor Vehicle Parts & Accessories - 2.77%
1,300	Gentex Corp.	21,307
560	Gentherm, Inc. *	27,530
		48,837
Oil, Gas Field Services, NBC - 1.42%
215	Core Laboratories NV (Netherlands)	25,011

Operative Builders - 1.21%
13	NVR, Inc. *	21,291

Ophthalmic Goods - 1.25%
145	The Cooper Companies, Inc.	22,092

Orthopedic, Prosthetic & Surgical Appliances & Supplies - 4.02%
360	Align Technology, Inc. *	23,566
115	Edwards Lifesciences Corp. *	18,072
390	Steris Plc. (United Kingdom)	29,230
		70,868
Paints, Varnishes, Lacquers, Enamels & Allied Products - 1.40%
540	RPM International Inc.	24,683

Paperboard Containers & Boxes - 3.27%
1,830	Graphic Packaging Holding Co.	25,913
465	Packaging Corp. of America	31,829
		57,742
Pharmaceutical Preparations - 2.20%
525	Alder Biopharmaceuticals, Inc. *	16,789
140	Intercept Pharmaceuticals, Inc. *	22,008
		38,797
Printed Circuit Boards - 1.00%
1,550	Flextronics International Ltd. *	17,654

* Non-income producing securities during the year.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. SMID CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2015

Shares		Value

Public Building & Related Furniture - 1.01%
380	B/E Aerospace, Inc.	$ 17,841

Pumps & Pumping Equipment - 1.77%
425	Graco, Inc.	31,195

Radio Telephone Communications - 0.95%
260	Arista Networks, Inc. *	16,773

Refrigeration & Service Industry Machinery - 0.93%
140	Middleby Corp. *	16,372

Retail-Eating Places - 1.22%
290	Jack in the Box, Inc.	21,614

Retail-Family Clothing Stores - 0.93%
1,075	American Eagle Outfitters, Inc.	16,426

Retail-Furniture Stores - 0.99%
170	Restoration Hardware Holdings, Inc. *	17,525

Retail-Grocery Stores - 0.97%
840	Sprouts Farmers Market, Inc. *	17,119

Retail-Jewelry Stores - 1.03%
120	Signet Jewelers, Ltd. (Bermuda)	18,113

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.10%
725	FLIR Systems, Inc.	19,336

Semiconductors & Related Devices - 7.74%
960	Integrated Device Technology, Inc. *	24,480
255	IPG Photonics Corp. *	21,068
775	Maxim Integrated Products, Inc.	31,759
375	Microchip Technology, Inc.	18,109
735	Microsemi Corp. *	26,467
335	Qorvo, Inc. *	14,717
		136,600
Services-Auto Rental & Leasing (No Drivers) - 1.73%
75	AMERCO	30,473

* Non-income producing securities during the year.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. SMID CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2015

Shares		Value

Services-Commercial Physical & Biological Research - 2.17%
265	Charles River Laboratories International, Inc. *	$ 17,289
330	Quintiles Transnational Holdings, Inc. *	21,004
		38,293
Services-Computer Programming Services - 1.01%
210	Synaptics, Inc. *	17,869

Services-Detective, Guard & Armored Car Services - 1.53%
415	Allegion, Plc. (Ireland)	27,046

Services-General Medical & Surgical Hospitals, Nec - 1.33%
340	Lifepoint Hospitals, Inc. *	23,419

Services-Hospitals - 1.02%
255	MEDNAX, Inc. *	17,970

Services-Miscellaneous Health & Allied Services, Nec - 0.96%
265	ICON Plc. (Ireland) *	16,926

Services-Motion Picture Theaters - 0.99%
495	Cinemark Holdings, Inc.	17,543

Services-Personal Services - 1.61%
765	H&R Block, Inc.	28,504

Services-Prepackaged Software - 2.01%
760	ACI Worldwide, Inc. *	18,202
310	Fleetmatics Group, Plc. (Ireland) *	17,255
		35,457
Services-Specialty Outpatient Facilities, Nec - 1.29%
770	Surgical Care Affiliates, Inc. *	22,800

Surgical & Medical Instruments & Apparatus - 1.21%
160	Teleflex, Inc.	21,280

Telephone & Telegraph Apparatus - 1.01%
905	Infinera Corp. *	17,883

Telephone Communications (No Radio Telephone) - 0.94%
2,750	Vonage Holdings Corp. *	16,692

* Non-income producing securities during the year.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. SMID CAP FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

OCTOBER 31, 2015

Shares		Value

Trucking (No Local) - 0.87%
980	Swift Transportation Co. Class A *	$ 15,317

Wholesale-Durable Goods - 1.43%
845	HD Supply Holdings, Inc. *	25,173

Wholesale-Electronic Parts & Equipment, Nec. - 1.27%
495	Avnet, Inc.	22,488

Wholesale-Miscellaneous Nondurable Goods - 0.86%
340	Jarden Corp. *	15,232

Women's, Misses', Children's & Infants' Undergarments - 1.03%
865	Guess, Inc.	18,208

TOTAL FOR COMMON STOCKS (Cost $1,525,095) - 86.65%		1,529,275

TOTAL INVESTMENTS (Cost $1,525,095) - 86.65%		1,529,275

OTHER ASSETS IN EXCESS OF LIABILITIES - 13.35%		235,519

NET ASSETS - 100.00%		$ 1,764,794

* Non-income producing securities during the year.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MANAGEMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES

OCTOBER 31, 2015

	U.S. Emerging Companies Fund	U.S. Small Cap Fund	U.S. SMID Cap Fund
Assets:
Investments, at Value (Cost $75,339,785, $1,057,155, & $1,525,095, respectively)	$80,827,418	$ 1,052,427	$1,529,275
Cash	3,122,729	152,486	218,167
Receivables:
Securities Sold	625,322	8,784	20,954
Shareholder Subscriptions	7,869	-	25,000
Interest & Dividends	11,368	27	548
Due from Advisor	-	797	890
Prepaid Expenses	25,232	2,179	3,605
Total Assets	84,619,938	1,216,700	1,798,439
Liabilities:
Securities Purchased	839,219	47,786	17,649
Shareholder Redemptions	50,938	-	-
Due to Advisor	71,083	-	-
Administrative Fees	7,199	-	-
Distribution Fees	17,218	432	778
Shareholder Servicing Fees	16,568	181	298
Trustee Fees	2,355	1,231	1,227
Other Accrued Expenses	41,618	13,879	13,693
Total Liabilities	1,046,198	63,509	33,645
Net Assets	$83,573,740	$ 1,153,191	$1,764,794

Net Assets Consist of:
Paid In Capital	69,689,618	1,050,088	1,690,271
Accumulated Net Investment Loss	(1,035,695)	(5,093)	(11,454)
Accumulated Undistributed Realized Gain on Investments	9,432,184	112,924	81,797
Unrealized Appreciation (Depreciation) in Value of Investments	5,487,633	(4,728)	4,180
Net Assets	$83,573,740	$ 1,153,191	$1,764,794

Class A Shares:
Net Assets	$83,554,603	$ 926,908	$1,657,311
Shares Outstanding (Unlimited number of shares authorized without par value)	2,708,770	64,720	113,910
Net Asset Value Per Share and Offering Price ($83,554,603/2,708,770,	$ 30.85	$ 14.32	$ 14.55
$926,908/64,720, and $1,657,311/113,910, respectively).
Minimum Redemption Price Per Share*	$ 30.23	$ 14.03	$ 14.26
Maximum Offering Price Per Share**	$ 32.73	$ 15.19	$ 15.44

Class C Shares:
Net Assets	$ 19,137	$ 226,283	$ 107,483
Shares Outstanding (Unlimited number of shares authorized without par value)	622	15,845	7,404
Net Asset Value Per Share and Offering Price ($19,137/622,	$ 30.76	$ 14.28	$ 14.52
$226,283/15,845, and $107,483/7,404, respectively). ***
Minimum Redemption Price Per Share*	$ 30.15	$ 14.00	$ 14.23

*The Funds will impose a 2.00% redemption fee on shares redeemed within 90 days of purchase for the Emerging Companies, Small and SMID Cap Funds.

** Maximum offering price includes a maximum sales charge (load) imposed on purchases as a percentage of offering price of 5.75%.

*** A contingent deferred sales charge ("CDSC") of 1.00% is imposed in the event of certain redemption transactions within 13 months of purchase.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MANAGEMENT TRUST

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED OCTOBER 31, 2015

	U.S. Emerging Companies Fund	U.S. Small Cap Fund	U.S. SMID Cap Fund

Investment Income:
Dividends (net of foreign withholding taxes of $3,071, $30, and $37, respectively)	$ 1,121,668	$ 11,038	$ 12,740
Total Investment Income	1,121,668	11,038	12,740

Expenses:
Advisory (Note 2)	1,560,300	11,320	16,863
Distribution (Note 2)
Class A	312,038	2,697	4,089
Class C	88	531	507
Administrative (Note 2)	124,824	1,132	1,687
Shareholder Servicing (Note 2)	99,218	987	1,971
Printing and Mailing	21,628	276	251
Registration	45,980	3,110	8,883
Compliance	39,174	6,310	6,293
Legal Fees	18,734	2,202	2,201
Trustee Fees	40,000	20,008	20,004
Transfer Agent	40,671	3,548	3,548
Fund Accounting	52,093	9,985	10,150
Custody	34,301	5,311	4,428
Audit	16,357	11,934	11,932
Insurance	8,860	892	891
NASDAQ	679	680	679
Miscellaneous	10,643	1,986	1,803
Gross Expenses	2,425,588	82,909	96,180
Fees Waived/Reimbursed by the Advisor (Note 2)	-	(65,529)	(70,510)
Net Expenses	2,425,588	17,380	25,670

Net Investment Loss	(1,303,920)	(6,342)	(12,930)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain on Investments	14,363,545	117,558	100,784
Net Change in Unrealized Appreciation (Depreciation) on Investments	(14,645,310)	(71,680)	(108,032)
Net Realized and Unrealized Gain (Loss) on Investments	(281,765)	45,878	(7,248)

Net Increase (Decrease) in Net Assets Resulting from Operations	$(1,585,685)	$ 39,536	$ (20,178)

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	10/31/2015	10/31/2014
Increase in Net Assets From Operations:
Net Investment Loss	$(1,303,920)	$ (2,630,798)
Net Realized Gain on Investments	14,363,545	13,290,647
Net Change in Unrealized Depreciation on Investments	(14,645,310)	(12,098,909)
Net Decrease in Net Assets Resulting from Operations	(1,585,685)	(1,439,060)

Distributions to Shareholders: (Note 4)
Net Investment Income	-	-
Realized Gains
Class A	(10,606,622)	(26,904,558)
Class C *	-	-
Total Dividends and Distributions Paid to Shareholders	(10,606,622)	(26,904,558)

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	11,591,060	32,833,310
Class C *	32,460	-
Shares Issued on Reinvestment of Dividends
Class A	9,851,639	25,010,899
Class C *	-	-
Proceeds from Early Redemption Fees
Class A	59,417	69,283
Class C *	-	-
Cost of Shares Redeemed
Class A	(75,543,523)	(82,531,497)
Class C *	(10,000)	-
Net Decrease in Net Assets from Shareholder Activity	(54,018,947)	(24,618,005)

Net Assets:
Net Decrease in Net Assets	(66,211,254)	(52,961,623)
Beginning of Period	149,784,994	202,746,617
End of Period (Including Accumulated Net Investment
Loss of $(1,035,695) and $(2,205,634), Respectively)	$83,573,740	$149,784,994

Share Transactions:
Shares Sold
Class A	347,188	896,647
Class C *	950	-
Shares Issued on Reinvestment of Dividends
Class A	299,260	659,918
Class C *	-	-
Shares Redeemed
Class A	(2,276,754)	(2,337,554)
Class C *	(328)	-
Net Decrease in Shares	(1,629,684)	(780,989)
Outstanding at Beginning of Period	4,339,076	5,120,065
Outstanding at End of Period	2,709,392	4,339,076

* For the period July 2, 2015 (commencement of investment operations) through October 31, 2015.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. SMALL CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	10/31/2015	10/31/2014
Increase in Net Assets From Operations:
Net Investment Loss	$ (6,342)	$ (4,611)
Net Realized Gain on Investments	117,558	15,548
Net Change in Unrealized Appreciation (Depreciation) on Investments	(71,680)	23,251
Net Increase in Net Assets Resulting from Operations	39,536	34,188

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains
Class A	(14,326)	(8,800)
Class C *	-	-
Total Dividends and Distributions Paid to Shareholders	(14,326)	(8,800)

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	583,765	403,486
Class C *	289,358	-
Shares Issued on Reinvestment of Dividends
Class A	12,713	8,800
Class C *	-	-
Proceeds from Early Redemption Fees
Class A	2	147
Class C *	-	-
Cost of Shares Redeemed
Class A	(363,495)	(79,684)
Class C *	(45,000)	-
Net Increase in Net Assets from Shareholder Activity	477,343	332,749

Net Assets:
Net Increase in Net Assets	502,553	358,137
Beginning of Period	650,638	292,501
End of Period (Including Accumulated Net Investment
Loss of $(5,093) and $(4,408), Respectively)	$ 1,153,191	$ 650,638

Share Transactions:
Shares Sold
Class A	40,329	29,179
Class C *	19,016	-
Shares Issued on Reinvestment of Dividends
Class A	895	659
Class C *	-	-
Shares Redeemed
Class A	(23,799)	(6,037)
Class C *	(3,171)	-
Net Increase in Shares	33,270	23,801
Outstanding at Beginning of Period	47,295	23,494
Outstanding at End of Period	80,565	47,295

* For the period July 2, 2015 (commencement of investment operations) through October 31, 2015.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. SMID CAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Years Ended
	10/31/2015	10/31/2014
Increase in Net Assets From Operations:
Net Investment Loss	$ (12,930)	$ (5,116)
Net Realized Gain (Loss) on Investments	100,784	(12,528)
Net Change in Unrealized Appreciation (Depreciation) on Investments	(108,032)	81,633
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,178)	63,989

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains
Class A	-	(12,999)
Class C *	-	-
Total Dividends and Distributions Paid to Shareholders	-	(12,999)

Capital Share Transactions:
Proceeds from Sale of Shares
Class A	1,137,639	965,703
Class C *	170,452	-
Shares Issued on Reinvestment of Dividends
Class A	-	12,999
Class C *	-	-
Proceeds from Early Redemption Fees
Class A	764	208
Class C *	-	-
Cost of Shares Redeemed
Class A	(659,986)	(114,629)
Class C *	(45,000)	-
Net Increase in Net Assets from Shareholder Activity	603,869	864,281

Net Assets:
Net Increase in Net Assets	583,691	915,271
Beginning of Period	1,181,103	265,832
End of Period (Including Accumulated Net Investment
Income (Loss) of $(11,454) and $(4,869), Respectively)	$ 1,764,794	$ 1,181,103

Share Transactions:
Shares Sold
Class A	74,490	68,751
Class C *	10,580	-
Shares Issued on Reinvestment of Dividends
Class A	-	995
Class C *	-	-
Shares Redeemed
Class A	(43,615)	(8,426)
Class C *	(3,176)	-
Net Increase in Shares	38,279	61,320
Outstanding at Beginning of Period	83,035	21,715
Outstanding at End of Period	121,314	83,035

* For the period July 2, 2015 (commencement of investment operations) through October 31, 2015.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

CLASS A (FORMERLY NO-LOAD)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	Years Ended
	10/31/2015	10/31/2014	10/31/2013	10/31/2012	10/31/2011

Net Asset Value, at Beginning of Period	$ 34.52	$ 39.60	$ 31.88	$ 30.31	$ 28.71

Income From Investment Operations:
Net Investment Loss *	(0.35)	(0.50)	(0.30)	(0.38)	(0.43)
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.78) +	0.66	10.80	1.92	2.01
Total from Investment Operations	(1.13)	0.16	10.50	1.54	1.58

Distributions from:
Net Investment Income	-	-	-	-	-
Net Realized Gain	(2.56)	(5.26)	(2.79)	-	-
Total from Distributions	(2.56)	(5.26)	(2.79)	-	-

Redemption Fees	0.02	0.02	0.01	0.03	0.02

Net Asset Value, at End of Period	$ 30.85	$ 34.52	$ 39.60	$ 31.88	$ 30.31

Total Return **	(3.68)%	(0.73)%	35.48%	5.18%	5.57%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 83,555	$ 149,785	$ 202,747	$ 164,916	$ 161,716
Before Waiver/Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.95%	1.84%	1.90%	1.86%	1.74%
Ratio of Net Investment Loss to Average Net Assets	(1.05)%	(1.38)%	(0.84)%	(1.17)%	(1.14)%
After Waiver/Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	1.95%	1.84%	1.90%	1.90%	1.95%
Ratio of Net Investment Loss to Average Net Assets	(1.05)%	(1.38)%	(0.84)%	(1.20)%	(1.35)%
Portfolio Turnover	99.35%	109.05%	114.68%	154.34%	101.60%

*   Net Investment Loss per share amounts were calculated using the average share method.

** Excludes the effect of redemption fees.

+ Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. EMERGING COMPANIES FUND

CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

For the Period Ended * 10/31/2015

Net Asset Value, at Beginning of Period	$ 34.55

Income From Investment Operations:
Net Investment Loss **	(0.26)
Net Loss on Securities (Realized and Unrealized)	(3.53) +
Total from Investment Operations	(3.79)

Distributions from:
Net Investment Income	-
Net Realized Gain	-
Total from Distributions	-

Redemption Fees	-

Net Asset Value, at End of Period	$ 30.76

Total Return ***	(10.97)% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 19
Before Waiver/Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	2.69% (a)
Ratio of Net Investment Loss to Average Net Assets	(2.42)% (a)
After Waiver/Reimbursement or Recapture
Ratio of Expenses to Average Net Assets	2.69% (a)
Ratio of Net Investment Loss to Average Net Assets	(2.42)% (a)
Portfolio Turnover	99.35% (b)

* For the period July 2, 2015 (commencement of investment operations) through October 31, 2015.

**   Net Investment Loss per share amounts were calculated using the average share method.

*** Excludes the effect of redemption fees.

+ Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. SMALL CAP FUND

CLASS A (FORMERLY NO-LOAD)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

			For the Period Ended * 10/31/2013
	Years Ended
	10/31/2015	10/31/2014

Net Asset Value, at Beginning of Period	$ 13.76	$ 12.45	$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.08)	(0.13)	(0.05)
Net Gain on Securities (Realized and Unrealized)	0.84 +	1.76	2.50
Total from Investment Operations	0.76	1.63	2.45

Distributions from:
Net Investment Income	-	-	-
Net Realized Gain	(0.20)	(0.32)	-
Total from Distributions	(0.20)	(0.32)	-

Redemption Fees	- ***	- ***	-

Net Asset Value, at End of Period	$ 14.32	$ 13.76	$ 12.45

Total Return ****	5.52%	13.05%	24.50% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 927	$ 651	$ 293
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	7.30%	13.83%	30.57% (a)
Ratio of Net Investment Loss to Average Net Assets	(6.31)%	(13.29)%	(29.77)% (a)
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50% (a)
Ratio of Net Investment Loss to Average Net Assets	(0.50)%	(0.95)%	(0.70)% (a)
Portfolio Turnover	191.92%	235.37%	103.86% (b)

*  For the period April 1, 2013 (commencement of investment operations) through October 31, 2013.

**   Net Investment Loss per share amounts were calculated using the average share method.

*** Amount calculated is less than $0.005.

**** Excludes the effect of redemption fees.

+ Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. SMALL CAP FUND

CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

For the Period Ended * 10/31/2015

Net Asset Value, at Beginning of Period	$ 16.01

Income From Investment Operations:
Net Investment Loss **	(0.09)
Net Loss on Securities (Realized and Unrealized)	(1.64) +
Total from Investment Operations	(1.73)

Distributions from:
Net Investment Income	-
Net Realized Gain	-
Total from Distributions	-

Redemption Fees	-

Net Asset Value, at End of Period	$ 14.28

Total Return ***	(10.81)% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 226
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	7.63% (a)
Ratio of Net Investment Loss to Average Net Assets	(7.09)% (a)
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	2.25% (a)
Ratio of Net Investment Loss to Average Net Assets	(1.70)% (a)
Portfolio Turnover	191.92% (b)

* For the period July 2, 2015 (commencement of investment operations) through October 31, 2015.

**   Net Investment Loss per share amounts were calculated using the average share method.

*** Excludes the effect of redemption fees.

+ Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. SMID CAP FUND

CLASS A (FORMERLY NO-LOAD)

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

			For the Period Ended * 10/31/2013
	Years Ended
	10/31/2015	10/31/2014

Net Asset Value, at Beginning of Period	$ 14.22	$ 12.24	$ 10.00

Income From Investment Operations:
Net Investment Loss **	(0.11)	(0.10)	(0.04)
Net Gain on Securities (Realized and Unrealized)	0.43 +	2.57	2.28
Total from Investment Operations	0.32	2.47	2.24

Distributions from:
Net Investment Income	-	-	-
Net Realized Gain	-	(0.49)	-
Total from Distributions	-	(0.49)	-

Redemption Fees	0.01	- ***	-

Net Asset Value, at End of Period	$ 14.55	$ 14.22	$ 12.24

Total Return ****	2.32%	20.53%	22.40% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 1,657	$ 1,181	$ 266
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	5.68%	9.82%	33.07% (a)
Ratio of Net Investment Loss to Average Net Assets	(4.93)%	(9.03)%	(32.15)% (a)
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	1.50%	1.50%	1.50% (a)
Ratio of Net Investment Loss to Average Net Assets	(0.74)%	(0.70)%	(0.58)% (a)
Portfolio Turnover	172.16%	233.17%	101.42% (b)

* For the period April 1, 2013 (commencement of investment operations) through October 31, 2013.

**   Net Investment Loss per share amounts were calculated using the average share method.

*** Amount calculated is less than $0.005.

**** Excludes the effect of redemption fees.

+ Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL U.S. SMID CAP FUND

CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

For the Period Ended * 10/31/2015

Net Asset Value, at Beginning of Period	$ 16.11

Income From Investment Operations:
Net Investment Loss **	(0.08)
Net Loss on Securities (Realized and Unrealized)	(1.51) +
Total from Investment Operations	(1.59)

Distributions from:
Net Investment Income	-
Net Realized Gain	-
Total from Distributions	-

Redemption Fees	-

Net Asset Value, at End of Period	$ 14.52

Total Return ***	(9.87)% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 107
Before Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	6.24% (a)
Ratio of Net Investment Loss to Average Net Assets	(5.52)% (a)
After Waiver/Reimbursement
Ratio of Expenses to Average Net Assets	2.25% (a)
Ratio of Net Investment Loss to Average Net Assets	(1.53)% (a)
Portfolio Turnover	172.16% (b)

* For the period July 2, 2015 (commencement of investment operations) through October 31, 2015.

**   Net Investment Loss per share amounts were calculated using the average share method.

*** Excludes the effect of redemption fees.

+ Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value for the period, and may not reconcile with aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2015

Note 1. Significant Accounting Policies

The Satuit Capital U.S. Emerging Companies Fund (the “Emerging Companies Fund”), formerly the Satuit Capital Micro Cap Fund, Satuit Capital U.S. Small Cap Fund (“Small Cap Fund”), and Satuit Capital U.S. SMID Cap Fund (“SMID Cap Fund”) (collectively the “Funds”) are each a series of Satuit Capital Management Trust (“SCMT”), which is registered under The Investment Company Act of 1940 (the “Act”), as amended, as an open-end management investment company.  The objective of the Funds is to provide investors with long-term capital appreciation.  The Trust is an open-end, management investment company and the Funds are a “diversified” series of the Trust, as that term is defined in the Act. The Small Cap Fund and the SMID Cap Fund commenced investment operations on April 1, 2013. The Board of Directors have authorized two classes of shares for the Funds: Class A shares (formerly No-Load) and Class C shares and each class is subject to different expenses. The Funds converted their No-Load shares to Class A shares on June 19, 2015. Class C shares commenced operations on July 2, 2015, for each of the Funds.

The Emerging Companies Fund, the Small Cap Fund and the SMID Cap Fund will charge a 2.00% redemption fee on all shares redeemed less than 90 days from the date of purchase. The Emerging Companies Fund, the Small Cap Fund and the SMID Cap Fund Class A shares imposed a 5.75% maximum sales charge (load) on purchases as a percentage of offering price.  The Trust’s Distributor will pay a finders’ fee of 1% of the proceeds invested to brokers that purchase Class C shares of the Funds. In such cases, those purchases will be subject to a contingent deferred sales charge of 1.00% for 13 months after the date of purchase.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”).

Security Valuations: The Funds’ securities are recorded at their fair value primarily on the basis of market quotations.  Certain short-term securities are valued on the basis of amortized cost.  If market quotations are not readily available for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded, then that security may be valued by another method that the Board of Trustees (the “Board”) believes accurately reflects fair value. A security's valuation may differ depending on the method used for determining value.

The Funds have a policy that contemplates the use of fair value pricing to determine the Net Asset Value (“NAV”) per share of the Funds when market prices are unavailable as well as under special circumstances, such as (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.  Since most of the Funds’

SATUIT CAPITAL MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015

investments are in U.S. common stocks traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Funds use fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value.  Any method used will be approved by the Board and results will be monitored to evaluate accuracy.  The Funds’ policy is intended to result in a calculation of the Funds’ NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Funds’ procedures may not accurately reflect the price that the Funds’ could obtain for a security if it were to dispose of that security as of the time of pricing.

Equity securities (common stocks, including ADRs) - Equity securities are generally valued by using market quotations. The market quotation used for equity securities, including those listed on the NASDAQ, is the last sale price on the date on which the valuation is made or, in the absence of sales, the last prior sale price on which the valuation was made. Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a level 1 security. When the security position is not considered to be part of an active market or when the security is valued at the bid price, the position is generally categorized as level 2. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board and are categorized in level 2 or level 3, when appropriate.

In accordance with GAAP, fair value is defined as the price that the Funds’ would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

The following table summarizes the inputs used to value the Funds’ assets measured at fair value as of October 31, 2015:

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SATUIT CAPITAL MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015

The following table summarizes the valuation of the Funds’ assets by the above fair value hierarchy levels as of October 31, 2015:

Emerging Companies Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 80,827,418	$ -	$ -	$ 80,827,418
Total	$ 80,827,418	$ -	$ -	$ 80,827,418

Small Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 1,052,427	$ -	$ -	$ 1,052,427
Total	$ 1,052,427	$ -	$ -	$ 1,052,427

SMID Cap Fund
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$ 1,529,275	$ -	$ -	$ 1,529,275
Total	$ 1,529,275	$ -	$ -	$ 1,529,275

(a) Refer to the Funds’ Schedule of Investments for a listing of securities by security type and industry.

The Funds did not hold any Level 3 assets during the year ended October 31, 2015. The Funds did not hold any derivative instruments at any time during the year ended October 31, 2015. There were no transfers into or out of Level 1 or Level 2 during the year ended October 31, 2015. It is the Funds policy to recognize transfers into and out of all Levels at the end of the reporting period.

Federal Income Taxes: The Funds policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders.  The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains.  Therefore, no federal income tax or excise provision is required.

The Funds recognize the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years, (2012 - 2014), or expected to be taken in the Funds’ 2015 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal and State tax authorities; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. As of and during the year ended October 31, 2015, the Funds did not incur any interest or penalties.

SATUIT CAPITAL MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015

Security Transactions and Income: Security transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis.  Dividends are recorded on the ex-dividend date.  Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.

Other: Expenses incurred by SCMT that do not relate to a specific fund or class of SCMT are allocated in accordance to SCMT’s expense policy.

Share Class Accounting: Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the two classes of shares of the Fund on the basis of the daily net assets of each class.  Fees relating to a specific class are charged directly to that share class.

Accounting Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

Subsequent Events: Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring accounting or disclosure.

Note 2. Investment Advisory and Distribution Agreements and Other Transactions with Affiliates

Pursuant to an Investment Advisory Agreement, Satuit Capital Management, LLC (“SCM”), provides investment services for an annual fee of 1.25% for the Emerging Companies Fund, of the average daily net assets.  Per an Expense Limitation Agreement, SCM has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses), to 1.95% of average net assets for the Emerging Companies Fund Class A shares for the period November 1, 2014 to May 31, 2015. Effective June 1, 2015, SCM limited operating expenses to 2.00% of average net assets for Class A shares and 2.75% of average net assets for Class C shares through October 31, 2016. For the year ended October 31, 2015, SCM earned fees of $1,560,300 for the Emerging Companies Fund. As of October 31, 2015, the Emerging Companies Fund owed SCM $71,083.

SATUIT CAPITAL MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015

Pursuant to the terms of the Expense Limitation Agreement, SCM is entitled to reimbursement of fees waived or reimbursed by SCM to the Emerging Companies Fund Class A in prior years, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) any such reimbursement may not cause the Emerging Companies Fund’s Class A total annual expense ratio to exceed the cap.  The total amount of reimbursement recoverable by SCM is the sum of all fees waived or reimbursed by SCM to the Emerging Companies Fund Class A during any of the previous three years, less any reimbursement previously paid by the Emerging Companies Fund Class A to SCM with respect to any waivers, reductions, and payments made with respect to the Emerging Companies Fund Class A. As of October 31, 2015, SCM has recouped all previously waived fees.

Pursuant to an Investment Advisory Agreement, Satuit Funds Management, LLC (“SFM”), provides investment services for an annual fee of 1.00% for the Small Cap Fund and the SMID Cap Fund, of the average daily net assets, respectively.  Per an Expense Limitation Agreement, SFM has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for the Small Cap Fund Class A shares and the SMID Cap Fund Class A shares to 1.50% (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses), of average net assets and 2.25% (excluding interest, taxes, brokerage commissions and other expenditures capitalized in accordance with generally accepted accounting principles or other extraordinary expenses), of average net assets for the Small Cap Fund Class C shares and SMID Cap Fund Class C shares through October 31, 2016.  For the year ended October 31, 2015, SFM earned fees of $11,320 and $16,863 for the Small Cap Fund and the SMID Cap Fund, respectively.  As of October 31, 2015, SFM owed Small Cap Fund and SMID Cap Fund $2,502 and $3,382, respectively.

Pursuant to the terms of the Expense Limitation Agreement, SFM is entitled to reimbursement of fees waived or reimbursed by SFM to the Small Cap Fund and the SMID Cap Fund from prior years, subject to the limitations that (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement, and (2) any such reimbursement may not cause the Small Cap Fund’s and the SMID Cap Fund’s total annual expense ratio to exceed the cap.  The total amount of reimbursement recoverable by SFM is the sum of all fees waived or reimbursed by SFM to the Small Cap Fund and the SMID Cap Fund during any of the previous three years, less any reimbursement previously paid by the Small Cap Fund and the SMID Cap Fund to SFM with respect to any waivers, reductions, and payments made with respect to the Small Cap Fund and the SMID Cap Fund. SFM waived/reimbursed $65,529 and $70,510 of fees/expenses per the Expense Limitation Agreement for the Small Cap Fund and the SMID Cap Fund, respectively, for the year ended October 31, 2015.

As of October 31, 2015, the following is subject to repayment by the Small Cap Fund and SMID Cap Fund to SFM pursuant to the expense limitation agreement:

SATUIT CAPITAL MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015

Fiscal Year/Period Ended	Recoverable Through	Small Cap Fund	SMID Cap Fund
October 31, 2013	October 31, 2016	$39,668	$39,056
October 31, 2014	October 31, 2017	$59,826	$60,831
October 31, 2015	October 31, 2018	$65,529	$70,510

The Emerging Companies Fund has adopted a plan pursuant to Rule 12b-1, under the Investment Company Act of 1940, as amended, whereby the Emerging Companies Fund or SCM may pay distribution fees for certain activities and expenses which are primarily intended to result in the sale of the Emerging Companies Fund shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Emerging Companies Fund or SCM.  The Emerging Companies Fund or SCM may incur such distribution expenses at the rate of 0.25% per annum of the Emerging Companies Fund Class A shares average daily net assets and 1.00% per annum of the Emerging Companies Fund Class C shares average daily net assets.  For the year ended October 31, 2015, there was $312,038 of 12b-1 fees incurred by the Emerging Companies Fund Class A shares and $88 of 12b-1 fees incurred by the Emerging Companies Fund Class C shares. As of October 31, 2015, the Emerging Companies Fund owed $17,218 in distribution fees.

The Small Cap Fund and the SMID Cap Fund have adopted a plan pursuant to Rule 12b-1, under the Investment Company Act of 1940, as amended, whereby the Small Cap Fund and the SMID Cap Fund or SFM may pay distribution fees for certain activities and expenses which are primarily intended to result in the sale of the Small Cap Fund’s and the SMID Cap Fund’s shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Small Cap Fund and the SMID Cap Fund or SFM.  The Small Cap Fund and the SMID Cap Fund or SFM may incur such distribution expenses at the rate of 0.25% per annum on the Small Cap Fund’s Class A shares and the SMID Cap Fund’s Class A shares and 1.00% per annum of the Small Cap Fund's Class C shares and the SMID Cap Fund's Class C shares average daily net assets.  For the year ended October 31, 2015, there were $2,697 and $4,089 of 12b-1 fees incurred by the Small Cap Fund Class A shares and SMID Cap Fund Class A shares, respectively, and $531 and $507 of 12b-1 fees incurred by the Small Cap Fund Class C shares and SMID Cap Fund Cass C shares, respectively. As of October 31, 2015, the Small Cap and SMID Cap Funds owed $432 and $778 in distribution fees, respectively.

Mutual Shareholder Services, LLC (“MSS”) is the Funds Transfer and Dividend Disbursing Agent.  In accordance with the contract and current net asset levels, MSS earned $47,767 as stated on the Statements of Operations for the year ended October 31, 2015.

SATUIT CAPITAL MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015

Mutual Shareholder Services, LLC (“MSS”) is the Funds Accounting Agent.  In accordance with the contract and current net asset levels, MSS earned $72,228 as stated on the Statements of Operations for the year ended October 31, 2015.

Satuit Funds Administration, LLC serves as the Funds Administrator and is under common ownership of SCM and SFM.  Pursuant to an Administration Agreement, Satuit Funds Administration, LLC provides administrative services for an annual fee of 0.10% of the average daily net assets.  In accordance with the contract and current net asset levels, Satuit Funds Administration, LLC earned $124,824 from the Emerging Companies Fund, $1,132 from the Small Cap Fund and $1,687 for the SMID Cap Fund for the year ended October 31, 2015.

Drake Compliance LLC is the Funds’ Chief Compliance Officer and is an officer of SCMT.  In accordance with the contract, Drake Compliance LLC earned $51,777 as stated on the Statements of Operations for the year ended October 31, 2015.

Certain officers and trustees of SCMT are officers of SFM, SCM, MSS and Satuit Funds Administration, LLC.

Note 3. Investments

The cost of purchases and the proceeds of the Emerging Companies Fund from sales of securities other than short-term notes for the year ended October 31, 2015, aggregated $118,754,478 and $184,105,606, respectively.

The cost of purchases and the proceeds of the Small Cap Fund from sales of securities other than short-term notes for the year ended October 31, 2015, aggregated $2,391,008 and $2,004,302, respectively.

The cost of purchases and the proceeds of the SMID Cap Fund from sales of securities other than short-term notes for the year ended October 31, 2015, aggregated $3,019,266 and $2,631,631, respectively.

Note 4. Distributions to Shareholders and Tax Components of Capital

Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date.  Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from GAAP. The Funds may utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

On December 30, 2014, the Emerging Companies Fund paid a long-term capital gain distribution of $2.56048 per share to shareholders on December 29, 2014 for a total distribution of $10,606,622.

SATUIT CAPITAL MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015

On December 27, 2013, the Emerging Companies Fund paid a long-term capital gain distribution of $2.4966 per share to shareholders on December 26, 2013 for a total distribution of $12,765,967. On December 27, 2013, the Emerging Companies Fund paid a short-term capital gain distribution of $2.76504 per share to shareholders on December 26, 2013 for a total distribution of $14,138,591.

On December 30, 2014, the Small Cap Fund paid a long-term capital gain distribution of $0.19820 per share to shareholders on December 29, 2014 for a total distribution of $14,326.

On December 27, 2013, the Small Cap Fund paid a short-term capital gain distribution of $0.3153 per share to shareholders on December 26, 2013 for a total distribution of $8,800.

On December 27, 2013, the SMID Cap Fund paid a short-term capital gain distribution of $0.48954 per share to shareholders on December 26, 2013 for a total distribution of $12,999.

For federal income tax purposes the cost of securities owned at October 31, 2015, were $75,812,136, $1,058,855, and $1,529,579 for the Emerging Companies Fund, Small Cap Fund, and SMID Cap Fund, respectively.  At October 31, 2015, the composition of unrealized appreciation (excess of value over tax cost) and depreciation (the excess of tax cost over value) on a tax basis was as follows:

Emerging Companies Fund
Appreciation	Depreciation	Net Appreciation (Depreciation)
$11,053,414	$(6,038,132)	$5,015,282

Small Cap Fund
Appreciation	Depreciation	Net Appreciation (Depreciation)
$71,031	$(77,459)	$(6,428)

SMID Cap Fund
Appreciation	Depreciation	Net Appreciation (Depreciation)
$90,995	$(91,299)	$(304)

The difference between book and tax basis unrealized appreciation is attributable primarily to wash sales and tax treatment of certain other investments.

As of October 31, 2015, the components of distributable earnings for the Emerging Companies Fund on a tax basis were as follows:

SATUIT CAPITAL MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015

Accumulated Undistributed Net Realized Gain on Investments            $   9,904,535

Net Unrealized Appreciation on Investments

             5,015,282

Other Accumulated Losses

                           (1,035,695)

        $ 13,884,122

As of October 31, 2015, the components of distributable earnings for the Small Cap Fund on a tax basis were as follows:

Accumulated Undistributed Net Realized Gain on Investments

$ 114,624

Net Unrealized Depreciation on Investments

                    (6,428)

Other Accumulated Losses

                    (5,093)

$ 103,103

As of October 31, 2015, the components of distributable earnings for the SMID Cap Fund on a tax basis were as follows:

Accumulated Undistributed Net Realized Gain on Investments

$  86,717

Net Unrealized Appreciation on Investments

       (304)

Other Accumulated Losses

  (11,890)

$  74,523

The Funds elected to defer to the year ending October 31, 2015, late year ordinary losses in the amounts of:

Fund	Amount
Emerging Companies Fund	$ 1,035,695
Small Cap Fund	$ 5,093
SMID Cap Fund	$ 11,890

Tax components of distributable earnings are determined in accordance with income tax regulations which may differ from the composition of net assets reported under accounting principles generally accepted in the United States. Accordingly, for the year ended October 31, 2015, certain differences were reclassified. These differences are attributable to net operating loss adjustments and equalization. The reclassifications were as follows:

	Undistributed Net Investment Income	Accumulated Capital Gain/Loss	Paid-in-Capital
Emerging Companies Fund	$ 2,473,859	$(4,443,634)	$ 1,969,775

Small Cap Fund	$ 5,657	$ (5,653)	$ (4)

SMID Cap Fund	$ 6,345	$ (6,344)	$ (1)

SATUIT CAPITAL MANAGEMENT TRUST

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

OCTOBER 31, 2015

Note 5. Capital Loss Carryforwards

During the year ended October 31, 2015, the SMID Cap Fund utilized capital loss carryforwards in the amount of $4,967.

As of October 31, 2015, there are no additional capital loss carryforwards for the Funds.

Note 6. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2 (a) (9) of the Act. As of October 31, 2015, First Clearing, LLC held in omnibus accounts for the benefit of others approximately 28% of the voting securities of the Emerging Companies Fund, and may be deemed to control the Emerging Companies Fund. As of October 31, 2015, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others approximately 30% of the voting securities of the Small Cap Fund, and may be deemed to control the Small Cap Fund. As of October 31, 2015, National Financial Services, LLC held in omnibus accounts for the benefit of others approximately 32% of the voting securities of the Small Cap Fund, and may be deemed to control the Small Cap Fund. As of October 31, 2015, Charles Schwab & Co., Inc. held in omnibus accounts for the benefit of others approximately 70% of the voting securities of the SMID Cap Fund, and may be deemed to control the SMID Cap Fund.

REPORT OF INDEPENDENT REGISTERED ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Satuit Capital Management Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Satuit Capital Management Trust comprising Satuit Capital U.S. Emerging Companies Fund, Satuit Capital U.S. Small Cap Fund, and Satuit Capital U.S. SMID Cap Fund(the “Funds”) as of October 31, 2015, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in the period then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of October 31, 2015, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Satuit Capital Management Trust as of October 31, 2015, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

December 29, 2015

SATUIT CAPITAL MANAGEMENT TRUST

EXPENSE ILLUSTRATION

OCTOBER 31, 2015 (UNAUDITED)

Expense Example

As a shareholder of the Satuit Capital Management Trust, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2015 through October 31, 2015, for Class A Shares of the Funds, and the actual period of July 2, 2015 through October 31, 2015, for Class C Shares of the Funds.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period'' to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

SATUIT CAPITAL MANAGEMENT TRUST

EXPENSE ILLUSTRATION (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

Satuit Capital U.S. Emerging Companies Fund – Class A Shares
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	May 1, 2015	October 31, 2015	May 1, 2015 to October 31, 2015

Actual	$1,000.00	$926.15	$9.47
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,015.38	$9.91

* Expenses are equal to the Fund's annualized expense ratio of 1.95%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Satuit Capital U.S. Emerging Companies Fund – Class C Shares
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 2, 2015	October 31, 2015	July 2, 2015 to October 31, 2015

Actual	$1,000.00	$890.30	$8.50
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,007.72	$9.03

* Expenses are equal to the Fund's annualized expense ratio of 2.69%, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the actual period).

Satuit Capital U.S. Small Cap Fund – Class A Shares
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	May 1, 2015	October 31, 2015	May 1, 2015 to October 31, 2015

Actual	$1,000.00	$963.66	$7.42
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.64	$7.63

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

SATUIT CAPITAL MANAGEMENT TRUST

EXPENSE ILLUSTRATION (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

Satuit Capital U.S. Small Cap Fund – Class C Shares
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 2, 2015	October 31, 2015	July 2, 2015 to October 31, 2015

Actual	$1,000.00	$891.94	$7.11
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,009.19	$7.56

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the actual period).

Satuit Capital U.S. SMID Cap Fund – Class A Shares
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	May 1, 2015	October 31, 2015	May 1, 2015 to October 31, 2015

Actual	$1,000.00	$951.60	$7.38
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.64	$7.63

* Expenses are equal to the Fund's annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Satuit Capital U.S. SMID Cap Fund – Class C Shares
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	July 2, 2015	October 31, 2015	July 2, 2015 to October 31, 2015

Actual	$1,000.00	$901.30	$7.15
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,009.19	$7.56

* Expenses are equal to the Fund's annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the actual period).

SATUIT CAPITAL MANAGEMENT TRUST

ADDITIONAL INFORMATION

OCTOBER 31, 2015 (UNAUDITED)

Proxy Voting - A description of the policies and procedures that the Funds uses to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies during the most recent 12 month period ended June 30, 2013 are available without charge upon request by (1) calling the Fund at (866) 972-8848 and/or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Portfolio Holdings - The Funds file a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on January 31 and July 31. The Form N-Q filing must be made within 60 days of the end of the fiscal quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Funds at 1-866-972-8848.

Renewal of Investment Advisory Agreements - At a meeting held on October 9, 2015, the Advisory Agreements between the respective Adviser and the respective Fund were renewed for an additional year.  To begin, Counsel reviewed with the Board the Gartenberg memorandum, a copy of which was previously provided to the Board and is included in the Board Book.  Counsel referenced the Gartenberg memorandum and reviewed with the Board certain factors they should consider, including: (i) the nature, extent and quality of services to be provided by the investment adviser, as appropriate, (ii) the investment performance of the investment adviser, as appropriate, with respect to each Fund, (iii) the proposed fees and expenses under the investment advisory agreements, (iv) the economies of scale expected to be achieved, and (v) the investment adviser’s profitability.  Counsel emphasized that the Trustees should also consider any additional factors they deem relevant and should use their own business judgment in determining the material factors to consider in evaluating the investment advisory agreements and the weight to be given to each factor.  Also noted was each Trustee may weigh the various factors differently in reaching his conclusions with respect to the investment advisory agreements.  To assist the Board in making a determination, comparative data (particularly as to fees and expenses) to other mutual funds and peer groups was provided to the Board as part of the Board Book.  The Independent Trustees met with Counsel in executive session and considered, among other things, the Adviser’s responses to the 15(c) questionnaires provided to them by Counsel.

Satuit Capital U.S. Emerging Companies Fund, – Adviser: Satuit Capital Management, LLC

Nature, Extent and Quality of Service.

 The Trustees noted that the Adviser provides all investment research and analysis, portfolio management and execution decisions for the Fund.  The Board reviewed the background information on the key investment personnel responsible for servicing the Emerging Companies Fund and was satisfied with their extensive experience in managing the Fund and implementing the Adviser’s principal investment strategies. The Board discussed the Adviser’s investment processes for the Fund.  The Trustees next reviewed the risks associated with providing investment advisory services to the Fund and the steps being taken by the Adviser to mitigate these risks.  The Board recognized and was comfortable with the Adviser’s approach to mitigating investment risk by implementing a number of written policies and procedures to identify, quantify, and address the risks associated with providing investment advisory services to the Fund.  Among those are policies to address illiquid securities, portfolio compliance, trade aggregation and allocation, soft dollars and

SATUIT CAPITAL MANAGEMENT TRUST

ADDITIONAL INFORMATION (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

related matters.  The Board also recognized that the Adviser has adopted written compliance policies and procedures that are risk based and which are directed specifically to the Fund and its needs.  The Adviser additionally has engaged the services of an outside compliance specialist to serve as the firm’s Chief Compliance Officer, who prepares an annual risk assessment as part of his ongoing duties to the firm, conducts periodic forensic testing of the Adviser’s ongoing operations, and conducts on-site inspections to gain assurance that the Adviser is in compliance with all applicable policies and procedures.  The Board concluded that the Adviser will continue to provide a high level quality of service to the Fund for the benefit of the Fund’s shareholders.

Performance.    The Trustees reviewed the performance of the Fund and discussed the performance relative to its peer group, Morningstar category and index.  The Board noted that the Emerging Companies Fund has underperformed recently due to the Adviser’s strict adherence to its investment philosophy and process but recognized that the Fund has overall been successful since its inception.  After further discussion, the Trustees concluded that the Fund’s performance was reasonable.

Fees and Expenses.

     The Trustees discussed the advisory fee paid by the Fund.  The Trustees agreed that the advisory fee structure was fair and competitive in comparison to other mutual funds of similar size.  After discussion the Trustees, concluded that the advisory fee was reasonable with respect to the Fund.

Economies of Scale.    The Trustees considered the economies of scale and noted that the Adviser agreed with the Board that they should consider breakpoints when asset levels for the Fund reach specific levels.  After discussion, the Board agreed that based on the current size of the Fund, it does not appear that economies of scale had been reached at this time, however, the matter would be revisited in the future as the Fund’s size increases.

Profitability.   The Trustees reviewed the Adviser’s financial statements.  The Board acknowledged that the Adviser was generally profitable based on the size of the Fund.  The Trustees recognized that an affiliate of the Adviser serves as the Fund’s administrator.  The Board noted that having an affiliate as the Fund’s administrator does add some additional cost that the Fund must pay.  After a brief discussion, the Trustees concluded that the Adviser’s profitability was reasonable with respect to the Fund.

Conclusion.    Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the advisory agreement is in the best interests of the shareholders.

Satuit Capital U.S. Small Cap Fund and Satuit Capital U.S. SMID Cap Fund – Adviser: Satuit Funds Management, LLC

Nature, Extent and Quality of Service.

The Trustees noted that the Adviser provides all investment research and analysis, portfolio management and execution decisions for each of the Funds.  The Board reviewed the background information on the key investment personnel responsible for servicing each Fund and was satisfied with their experience in managing the

SATUIT CAPITAL MANAGEMENT TRUST

ADDITIONAL INFORMATION (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

Fund and implementing the Adviser’s principal investment strategies.   The Board discussed the Adviser’s investment processes for each Fund.  The Trustees next reviewed the risks associated with providing investment advisory services to the Funds and the steps being taken by the Adviser to mitigate these risks.  The Board recognized and was comfortable with the Adviser’s approach to mitigating investment risk by implementing a number of written policies and procedures to identify, quantify, and address the risks associated with providing investment advisory services to the Funds.  Among those are policies to address illiquid securities, portfolio compliance, trade aggregation and allocation, soft dollars and related matters.  The Board also recognized that the Adviser has adopted written compliance policies and procedures that are risk based and which are directed specifically to the Funds and its needs.  The Adviser additionally has engaged the services of an outside compliance specialist to serve as the firm’s Chief Compliance Officer, who prepares an annual risk assessment as part of his ongoing duties to the firm, conducts periodic forensic testing of the Adviser’s ongoing operations, and conducts on-site inspections to gain assurance that the Adviser is in compliance with all applicable policies and procedures.  The Board concluded that the Adviser will continue to provide a high level quality of service to the Funds for the benefit of each Fund’s shareholders.

Performance.  The Trustees reviewed the performance of each of the Funds and discussed their performance relative to its peer group, Morningstar category and index.  The Board noted that each Fund is a top performer in its category and each Fund continues to grow.  After further discussion, the Trustees concluded that each Fund’s performance was reasonable.

Fees and Expenses.

    The Trustees discussed the advisory fees paid by each Fund.  The Trustees agreed that the advisory fee structure was fair and competitive in comparison to other mutual funds of similar size.  After discussion the Trustees, concluded that the advisory fees were reasonable with respect to each Fund.

Economies of Scale.   The Trustees considered the economies of scale and noted that the Adviser agreed with the Board that they should consider breakpoints when asset levels for each Fund reach specific levels. After discussion, the Board agreed that based on the current size of each Fund, it does not appear that economies of scale had been reached at this time, however, the matter would be revisited in the future as each Fund’s size increases.

Profitability.   The Trustees reviewed the Adviser’s financial statements.  The Board acknowledged that the Adviser was generally profitable.  The Trustees recognized that an affiliate of the Adviser services as each Fund’s administrator.  The Board noted that having an affiliate of the Adviser as each Fund’s administrator adds some additional costs that the Funds must pay.  After a brief discussion, the Trustees concluded that the Adviser’s profitability was reasonable with respect to each Fund.

Conclusion.    Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the advisory agreement is in the best interests of the shareholders.

SATUIT CAPITAL MANAGEMENT TRUST

TRUSTEES AND OFFICERS

OCTOBER 31, 2015 (UNAUDITED)

Trustees and Officers - Information pertaining to the trustees and officers of the Funds are set forth below. The names, addresses and ages of the trustees and officers of the Funds, together with information as to their principal occupations during the past five years, are listed below.  The trustees who are considered “interested persons” as defined in Section 2(a)(19) of the 1940 Act, as well as those persons affiliated with the Advisor and the principal underwriter, and officers of the Fund, are noted with an asterisk (*). The Statement of Additional Information (the “SAI”) includes additional information about the trustees and is available without charge upon request by calling, toll-free, (800) 567-4030.

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen

Interested Trustee:
Robert J. Sullivan* 238 Public Square Suite 200 Franklin, TN 37064 (1961)	Chairman of the Board, President and Treasurer since December 2000 – Indefinitely.	3

Chairman, President and Treasurer of Satuit Capital Management Trust, an open-end investment management company, since December, 2000; Managing Director and Chief Investment Officer of Satuit Capital Management, LLC, a registered investment adviser, from June, 2000 to Present.  Managing Director and Chief Investment Officer of Satuit Funds Management, LLC, a registered investment adviser, from April, 2013 to Present.  CEO of Satuit Funds Administration, LLC from June 2010 to Present.

				N/A

SATUIT CAPITAL MANAGEMENT TRUST

TRUSTEES AND OFFICERS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen

Non-Interested Trustees:
Samuel Boyd, Jr. 238 Public Square Suite 200 Franklin, TN 37064 (1940)	Trustee since October, 2002 - Indefinitely	3

Retired. Mr. Boyd was Manager of the Customer Services Operations and Accounting Division of the Potomac Electric Power Company from August, 1978 until April, 2005; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002 (now closed)

				None
William E. Poist 238 Public Square Suite 200 Franklin, TN 37064 (1939)	Trustee since November, 2003 - Indefinitely	3

Mr. Poist is a financial and tax consultant through his firm Management Consulting for Professionals since 1974; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and a Trustee of The World Insurance Trust, a registered investment company, since May, 2002 (now closed). Mr. Poist is also a certified public accountant.

				None
Paul M. Dickinson 238 Public Square Suite 200 Franklin, TN 37064 (1947)	Trustee since November 2003 - Indefinitely	3

Mr. Dickinson is President of Alfred J. Dickinson, Inc. Realtors since April, 1971; a Director of The World Funds, Inc., a registered investment company, since May, 1997; and Trustee of The World Insurance Trust, a registered investment company, since May, 2002 (now closed)

				None

SATUIT CAPITAL MANAGEMENT TRUST

TRUSTEES AND OFFICERS (CONTINUED)

OCTOBER 31, 2015 (UNAUDITED)

Name, Address and Year Born	Position(s) Held with Company and Tenure	Number of Funds in Company Overseen	Principal Occupation(s) During the Past 5 Years	Other Directorships by Trustees and Number of Funds in the Complex Overseen

Anthony J. Hertl 238 Public Square Suite 200 Franklin, TN 37064 (1950)	Trustee since October, 2002 - Indefinitely	3	Consultant to small and emerging businesses (since 2000).	Northern Lights Fund Trust ― 89 funds; Northern Lights Variable Trust ― 20 funds

Officers:
Robert J. Sullivan 238 Public Square Suite 200 Franklin, TN 37064 (1961)	Chairman of the Board, President and Treasurer since December 2000 – Indefinitely.	3

Chairman, President and Treasurer of Satuit Capital Management Trust, an open-end investment management company, since December, 2000; Managing Director and Investment Officer of Satuit Capital Management, LLC, a registered investment adviser, from June, 2000 to Present.

				N/A
David Jones Drake Compliance, LLC. 422 Fleming Street, Suite 7 Key West, FL 33040 (1957)	Chief Compliance Officer	3	Co-founder and Managing Member of Drake Compliance LLC (compliance consulting), since 2004; founder and controlling shareholder of David Jones & Associates P.C. (law firm) since 1998.	N/A

Investment Adviser:

Satuit Capital U.S. Emerging Companies Fund

Satuit Capital Management, LLC

238 Public Square, Suite 200

Franklin, Tennessee  37064

Satuit Capital U.S. Small Cap Fund and the Satuit Capital U.S. SMID Cap Fund

Satuit Funds Management, LLC

238 Public Square, Suite 200

Franklin, Tennessee  37064

Independent Registered Public Accounting Firm:
Cohen Fund Audit Services, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, Ohio  44115

Transfer Agent:
For more information, wire purchase or redemptions, call or write to Satuit Capital Management Trust’s Transfer Agent:

Mutual Shareholder Services, LLC

Satuit Capital Management Trust

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(866) 972-8848 Toll Free

More Information:

For 24 hours, 7 days a week price information, investment plans, and other shareholder services, call Satuit Capital Management at (866) 972-8848, Toll Free.

This report is provided for the general information of the shareholders of the Satuit Capital Management Trust. This report is not intended for distribution to prospective investors in the Fund(s), unless preceded or accompanied by an effective prospectus.

ITEM 2.

CODE OF ETHICS.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(c)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

ITEM 3.

AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report,  the Registrant’s  Board of Directors has determined that the Registrant has at least one audit committee financial  expert serving on its audit committee and those persons (Tony Hertl, Samuel Boyd, William E. Poist and Paul M. Dickinson) are  “independent,”  as defined by this Item 3.

ITEM 4.

PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $37,250 for 2015 and $38,000 for 2014.

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2015 and $0 for 2014.

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $11,000 for 2015 and $11,000 for 2014.

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2015 and $0 for 2014.

(e)(1)

Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the Satuit Capital Small Cap Fund.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)

NA

(c)

100%

(d)

NA

(f)

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $11,000 for 2015 and $11,000 for 2014.

(h)

Not applicable.  The Audit Committee pre-approved all non-audit services rendered to the registrant’s investment adviser and any control affiliates that provide ongoing services to the registrant.

ITEM 5.

AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.

[RESERVED]

ITEM 7.

DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.

PURCHASES OF EQUITY SECURITIES BY CLOSED-END  MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.

SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.

CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b)

There  were no  changes  in the  registrant’s  internal  control  over financial  reporting  (as  defined in Rule  30a-3(d)  under the 1940 Act (17 CFR 270.30a-3(d))  that occurred during the registrant’s  last fiscal half-year (the registrant’s  second fiscal  half-year in the case of an annual report) that has materially  affected, or is reasonably  likely  to  materially  affect, the registrant’s internal control over financial reporting.

ITEM 12.

EXHIBITS.

(a)(1)

Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:

Satuit Capital Management Trust

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  January 11, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan

Chief Executive Officer

(principal executive officer)

Date:  January 11, 2016

By (Signature and Title)*:

/s/Robert J. Sullivan

------------------------

Robert J. Sullivan, Chief Financial Officer

(principal financial officer)

Date:  January 11, 2016

*

Print the name and title of each signing officer under his or her signature.